Leases - Narrative (Details) - EUR (€) € in Millions	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Presentation of leases for lessee [abstract]
Cash outflow	€ 15.8	€ 17.5	€ 20.3
Rental expense, concessions	€ 0.4	€ 3.4	€ 5.1